ibbotson ETF| allocation series

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

SUPPLEMENT DATED JUNE 23, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010

The information regarding the Secretary on page 18 is hereby deleted and replaced in its entirety with the following:

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
David T. Buhler (38)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010.  Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009.  From 2002 to 2006, he served as Chief Compliance Officer for Greenwood Investments, LLC.  From 1997 to 2006, he also served as Counsel for Great-West Life & Annuity Insurance Company.